SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of annual rates used in calculating amortization
Computer hardware                                                                                    30% straight-line
Computer software                                                                                      50% declining-balance
Office furniture                                                                                                20% declining-balance
Equipment                                                                                                            30% declining-balance
Leasehold improvements                                                                      straight-line over the term of the lease